Expense Example, No Redemption - PIMCO CommoditiesPLUS Strategy Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	665	953	1,263	2,140	197	657	1,143	2,485